Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	$ 13,632	$ 5,788	$ 11,823
Total revenues	290,716	268,585	281,129
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	246,670	216,822	224,191
Bareboat revenues
Operating Leases
Revenue from contract with customers	30,414	45,975	45,115
Time charter and bareboat revenues
Operating Leases
Revenue from contract with customers	$ 277,084	$ 262,797	$ 269,306